UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2835

                       ALLIANCEBERNSTEIN CAPITAL RESERVES

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2005

                    Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
March 31, 2005  (unaudited)
AllianceBernstein Capital Reserves

  Principal
    Amount
    (000)       Security (a)                                         Yield                 Value
                COMMERCIAL PAPER-71.7%
                Allied Irish Banks Plc
$   160,000     4/20/05 (b)                                           1.62%     $    159,778,756
                American Express Corp.
     74,000     5/3/2005                                              2.74            73,819,769
                ANZ National
     50,000     4/11/2005                                             2.58            49,964,167
     72,194     4/11/2005                                             2.61            72,141,659
                Aspen Funding Corp.
     50,000     4/14/05 (b)                                           2.62            49,952,695
     60,000     4/21/05 (b)                                           2.66            59,911,333
                Bank of Ireland
    135,000     4/18/05 (b)                                           2.75           134,824,688
                Banque Caisse d'Epargne L'Etat
    141,000     5/10/2005                                             2.78           140,575,355
     50,000     5/13/2005                                             2.81            49,836,083
                Barclays Bank Plc
     90,000     4/11/2005                                             2.14            89,987,918
                Barclays Funding Corp.
    155,000     4/29/2005                                             2.74           154,669,678
                Bear Stearns & Co., Inc.
    135,000     4/27/2005                                             2.79           134,727,975
                Cafco Llc.
     45,000     4/20/2005                                             2.70            44,935,875
                Caisse Centrale Des Jardin
     50,000     4/22/2005                                             2.69            49,921,542
                Caisse Nationale Des Caisses D'epargne
    130,000     4/11/05 (b)                                           2.58           129,906,833
                Calyon NY
    150,000     2.59%, 4/11/05                                        2.59           149,892,292
                CBA (Finance) Delaware, Inc.
     11,000     4/7/2005                                              2.66            10,995,123
    100,000     4/26/2005                                             2.77            99,807,639
                CC USA Inc.
    123,500     4/12/05 (b)                                           2.61           123,401,509
                Citigroup Global Markets Holdings, Inc.
    175,000     4/11/2005                                             2.59           174,874,097
     40,000     5/4/2005                                              2.78            39,898,067
                CRC Funding Llc
     60,000     4/11/05 (b)                                           2.62            59,956,333
     50,000     4/20/05 (b)                                           2.70            49,928,750
                CS First Boston Corp.
     25,000     4/7/2005                                              2.69            25,000,000
    130,000     5/2/2005                                              2.73           130,000,000
                Danske Corp.
     60,000     4/5/2005                                              2.55            59,983,000
     40,000     4/7/2005                                              2.65            39,982,333
                Delaware Funding Corp.
     74,357     5/10/05 (b)                                           2.78            74,133,062
                Den Norske Bank
    135,000     5/13/2005                                             2.81           134,557,425
                Depfa Bank Plc
    110,000     4/11/05 (b)                                           2.59           110,000,000
                Fairway Finance Corp.
     52,232     4/1/2005                                              2.60            52,232,000
                Fountain Square Commerce Funding
     50,000     4/14/05 (b)                                           2.64            49,952,333
     23,000     4/25/05 (b)                                           2.68            22,958,907
     35,000     5/13/05 (b)                                           2.84            34,884,033

                Galaxy Funding, Inc.
     89,000     4/06/05 (b)                                           2.61            88,967,738
     50,000     4/13/05 (b)                                           2.62            49,956,333
     25,000     4/20/05 (b)                                           2.63            24,965,299
     20,000     5/02/05 (b)                                           2.77            19,952,294
                Gemini Securitization Corp.
     31,000     4/11/05 (b)                                           2.68            30,976,922
                General Electric Capital Corp.
    136,000     4/6/2005                                              2.66           135,949,756
    200,000     4/6/2005                                              2.66           199,926,111
                Giro Balanced Funding
     54,732     4/11/05 (b)                                           2.63            54,692,015
     72,000     4/12/05 (b)                                           2.74            71,939,720
                HBOS Treasury Services Plc
    150,000     4/11/2005                                             2.58           149,892,500
     75,000     5/4/2005                                              2.74            74,811,969
    170,000     4/18/2005                                             2.75           169,779,236
                HSBC Bank Plc
    100,000     4/11/2005                                             2.57            99,928,611
    150,000     4/11/2005                                             2.58           149,892,500
     18,000     5/6/2005                                              2.77            17,951,525
     45,000     5/2/2005                                              2.79            44,891,113
                ING Verzekeringen NV
     44,000     2.67%, 4/19/05                                        2.67            43,941,260
                International Lease Finance Corp.
     75,000     4/27/2005                                             2.81            74,847,792
     35,000     4/28/2005                                             2.81            34,926,237
                KBC Financial Products, Ltd.
     70,000     4/11/2005                                             2.59            69,949,639
                Kitty Hawk Funding
     86,471     4/26/05 (b)                                           2.79            86,303,462
                Landesbank Baden-Wurttemberg
     40,000     2.69%, 4/29/05                                        2.69            39,916,311
                Lexington Parker Capital Corp.
    100,000     4/06/05 (b)                                           2.68            99,962,778
                Lloyds Bank Plc
    180,000     4/11/2005                                             2.59           180,000,000
     60,000     4/22/2005                                             2.77            59,903,050
                Morgan Stanley
     45,000     4/11/2005                                             2.73            44,965,875
                Network Rail Finance Plc
    200,000     4/07/05 (b)                                           2.60           199,913,333
    100,000     4/08/05 (b)                                           2.60            99,949,445
                Newport Funding Corp.
     40,000     4/14/05 (b)                                           2.62            39,962,156
                Nordeutsche Ladesbank
     20,000     4/05/05 (b)                                           2.61            19,994,200
     80,000     4/06/05 (b)                                           2.61            79,971,000
     80,000     5/06/05 (b)                                           2.75            79,786,111
     74,000     5/09/05 (b)                                           2.77            73,784,023
     75,000     5/13/05 (b)                                           2.83            74,752,812
                Northern Rock Plc
     35,000     4/29/05 (b)                                           2.65            34,927,861
     29,000     4/21/05 (b)                                           2.79            28,955,050
                Proctor & Gamble Co.
     93,635     4/19/2005                                             2.75            93,506,252
                Rabobank Financial Corp.
    220,000     2.81%, 4/01/05                                        2.81           220,000,000
                San Paolo Financial
     49,000     5/10/2005                                             2.78            48,852,428
     71,405     4/1/2005                                              2.85            71,405,000
                Santander Central Hispano
     14,950     4/14/2005                                             2.67            14,935,586
                Scaldis Capital Llc
      9,125     4/15/05 (b)                                           2.65             9,115,596
    100,000     4/07/05 (b)                                           2.68            99,955,333
     38,000     4/15/05 (b)                                           2.74            37,959,509

                Sheffield Receivables
     90,000     4/19/05 (b)                                           2.78            89,874,900
                Sigma Finance, Inc.
     80,000     4/11/05 (b)                                           2.62            79,941,778
                Steamboat Funding Corp.
    125,000     2.85%, 4/01/05                                        2.85           125,000,000
                Swedbank
    156,000     4/11/2005                                             2.60           155,887,333
                The Goldman Sachs Group, Inc.
     60,000     4/11/2005                                             2.70            59,955,000
                Ticonderoga Funding
     90,000     4/14/05 (b)                                           2.63            89,914,525
     43,400     4/18/05 (b)                                           2.78            43,343,025
                Toyota Motor Credit Co.
     76,000     5/2/2005                                              2.73            75,821,336
    113,000     4/29/2005                                             2.77           112,756,548
                UBS Finance, Inc.
    235,800     4/1/2005                                              2.83           235,800,000
                Westdeutsche Landesbank AG
    100,000     4/18/2005                                             2.65            99,874,861
                Windmill Funding Corp.
     80,633     4/08/05 (b)                                           2.65            80,591,452
     60,000     4/25/05 (b)                                           2.67            59,893,200
                Yorktown Capital Llc
     34,000     4/12/05 (b)                                           2.62            33,972,781
     40,000     4/12/05 (b)                                           2.64            39,967,733
                                                                                -----------------
                Total Commercial Paper
                (amortized cost $7,666,901,442)                                    7,666,901,442
                                                                                -----------------
                CERTIFICATES OF DEPOSIT-21.4%
                Banco Bilbao Vizcaya
     31,000     2.68%, 4/11/05                                        2.68            31,000,000
                BNP Paribas
    320,000     2.61%, 4/11/05                                        2.61           320,000,409
                Branch Banking & Trust
     65,000     2.69%, 4/25/05                                        2.69            65,000,000
                Caylon
    200,000     2.83%, 5/13/05                                        2.83           200,000,000
                Dexia CLF Finance Co.
    120,000     2.61%, 4/01/05                                        2.61           120,000,000
     19,000     2.72%, 4/28/05                                        2.72            18,999,994
                First Tennessee Bank
     60,000     2.77%, 4/15/05                                        2.77            60,000,000
                Landesbank Baden-Wurttemberg
    253,000     2.65%, 4/26/05                                        2.65           253,000,874
                Natexis Banque
    135,000     2.65%, 4/26/05                                        2.65           134,999,534
                Nordea Bank Finland Plc
    135,000     2.84%, 5/13/05                                        2.84           135,000,000
                Regions Bank
    100,000     2.61%, 4/11/05                                        2.61           100,000,000
     50,000     2.64%, 4/15/05                                        2.64            50,000,000
                Royal Bank Scotland Plc FRN
     57,000     2.78%, 6/20/05                                        2.81            56,996,210
                Svenska Handelsbanken AB
    162,000     4/29/2005                                             2.65           162,000,000
                Toronto Dominion Bank
    113,000     2.15%, 4/11/05                                        2.64           112,984,065
                Washington Mutual
    135,000     2.81%, 4/28/05                                        2.81           135,000,000
                Wells Fargo Bank
    130,000     2.77%, 4/29/05                                        2.77           130,000,000
    200,000     2.78%, 4/27/05                                        2.78           200,000,000
                                                                                -----------------
                Total Certificates of Deposit
                (amortized cost $2,284,981,086)                                    2,284,981,086
                                                                                -----------------

                CORPORATE OBLIGATIONS-6.4%
                Aid Housing Guaranty Project FRN (Portugal)
      7,500     3.54%, 12/01/16                                       3.54             7,500,000
                Centauri Corp. FRN
     75,000     2.79%, 8/25/05 (b)                                    2.79            75,000,000
                Chase Bank USA FRN
    143,000     2.72%, 5/11/05                                        2.72           143,000,000
                Dorada Finance, Inc. FRN
     90,000     2.80%, 8/25/05 (b)                                    2.80            90,000,000
                Greenwich Capital Holdings Funding Corp. FRN
    150,000     2.80%, 4/22/05 (b)                                    2.80           150,000,000
                Sigma Finance, Inc. FRN MTN
     70,000     2.76%, 9/23/05 (b)                                    2.79            69,990,739
     70,000     2.80%, 8/17/05 (b)                                    2.78            70,004,473
     75,000     2.82%, 5/31/05 (b)                                    2.84            74,997,581
                                                                                -----------------
                Total Corporate Obligations
                (amortized cost $680,492,793)                                        680,492,793
                                                                                -----------------
                U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS-0.0%
                Federal National Mortgage Association
      6,000     2.43%, 10/03/05 FRN
                (amortized cost $5,998,016)                           2.48             5,998,016
                                                                                -----------------
                TIME DEPOSIT-0.5%
                Societe Generale
     59,800     2.81%, 4/01/05
                (amortized cost $59,800,000)                          2.81            59,800,000
                                                                                -----------------
                TOTAL INVESTMENTS - 100.0%
                (amortized cost $10,698,173,337)                                  10,698,173,337
                Other assets less
                liabilities - 0.0%                                                    (5,012,771)
                                                                                -----------------
                NET ASSETS - 100%                                               $ 10,693,160,566
                                                                                -----------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $3,438,824,409 or 32.2% of net assets.

      Glossary of Terms:

      FRN - Floating Rate Note
      MTN - Medium Term Note

PORTFOLIO OF INVESTMENTS
March 31, 2005  (unaudited)
AllianceBernstein Money Reserves

 Principal
   Amount
   (000)      Security (a)                                     Yield             Value
              COMMERCIAL PAPER-68.1%
              Allied Irish Banks Plc
$    14,000   4/20/2005                                         2.62%    $  13,980,641
              ANZ National
      6,000   4/11/2005                                         2.58         5,995,700
      7,000   4/11/2005                                         2.61         6,994,925
              Aspen Funding Corp.
     12,000   4/14/05 (b)                                       2.62        11,988,647
              Atlantis One Funding Corp.
      9,796   4/28/05 (b)                                        2.7         9,776,163
              Banque Caisse d'Epargne L'Etat
      5,000   5/10/2005                                         2.78         4,984,942
              Barclays Funding Corp.
     10,000   4/29/2005                                         2.74         9,978,689
              Bear Stearns & Co., Inc.
     10,000   4/27/2005                                         2.79         9,979,850
              Cafco Llc
      5,000   4/20/05 (b)                                        2.7         4,992,875
              Caisse Centrale Des Jardin
      5,000   4/22/2005                                         2.69         4,992,154
              Caisse Nationale Des Caisses D'epargne
      5,000   4/11/05 (b)                                       2.58         4,996,417
              CBA (Finance) Delaware, Inc.
     15,000   4/7/2005                                          2.66        14,993,350
              Citigroup Global Markets Holdings, Inc.
     25,000   4/22/2005                                          2.7        24,960,625
              CS First Boston Corp.
     10,000   5/02/05 (b)                                       2.73        10,000,000
              Danske Corp.
     14,000   4/7/2005                                          2.65        13,993,817
              Den Norske Bank
     12,000   5/13/2005                                         2.81        11,960,660
              Fountain Square Commerce Funding
     25,000   4/25/05 (b)                                       2.68        24,955,333
              Galaxy Funding, Inc.
      5,000   4/20/05 (b)                                       2.63         4,993,060
      7,000   5/02/05 (b)                                       2.77         6,983,303
              Gemini Securitization Corp.
     10,000   4/11/05 (b)                                       2.68         9,992,556
              General Electric Capital Corp.
     25,000   4/6/2005                                          2.66        24,990,764
              Giro Balanced Funding
     10,000   4/12/05 (b)                                       2.74         9,991,628
     20,000   4/18/05 (b)                                       2.78        19,973,744
              HBOS Treasury Services Plc
     15,000   4/18/2005                                         2.75        14,980,521
              HSBC Bank Plc
     30,000   5/6/2005                                          2.77        29,919,208
              ING Verzekeringen NV
     10,000   2.67%, 4/19/05                                    2.67         9,986,650
              International Lease Finance Corp.
      5,000   4/28/2005                                         2.81         4,989,462
              KBC Financial Products, Ltd.
     10,000   4/11/2005                                         2.59         9,992,806
              Landesbank Baden-Wurttemberg
     10,000   2.69%, 4/29/05                                    2.69         9,979,078
              Lexington Parker Capital Corp.
     10,000   4/06/05 (b)                                       2.68         9,996,278

              Network Rail Finance Plc
     10,100   4/07/05 (b)                                        2.6        10,095,623
              Newport Funding Corp.
      5,000   4/14/05 (b)                                       2.62         4,995,269
              Nordeutsche Ladesbank
      8,000   4/05/05 (b)                                       2.61         7,997,680
     10,000   5/06/05 (b)                                       2.75         9,973,264
      5,000   5/09/05 (b)                                       2.77         4,985,407
      5,000   5/13/05 (b)                                       2.83         4,983,521
              Northern Rock Plc
     12,000   4/21/05 (b)                                       2.78        11,981,467
              Rabobank Financial Corp.
     21,000   2.81%, 4/01/05                                    2.81        21,000,000
              San Paolo Financial
      5,000   5/10/2005                                         2.78         4,984,942
              Santander Central Hispano
     10,000   4/14/2005                                         2.67         9,990,358
              Scaldis Capital Llc
     12,000   4/15/05 (b)                                       2.74        11,987,213
              Sigma Finance, Inc.
     10,000   4/11/05 (b)                                       2.62         9,992,722
              Swedbank
     12,000   4/11/2005                                          2.6        11,991,333
              Ticonderoga Funding
     10,000   4/14/05 (b)                                       2.63         9,990,503
     10,000   4/18/05 (b)                                       2.78         9,986,872
              Toyota Motor Credit Co.
      5,000   5/02/05 (b)                                       2.73         4,988,246
              UBS Finance, Inc.
     21,000   4/1/2005                                          2.83        21,000,000
              Westdeutsche Landesbank AG
     10,000   4/18/05 (b)                                       2.65         9,987,486
              Yorktown Capital Llc
     10,000   4/12/05 (b)                                       2.62         9,991,994
                                                                         --------------
              Total Commercial Paper
              (amortized cost $547,197,746)                                547,197,746
                                                                         --------------
              CERTIFICATES OF DEPOSIT-20.2%
              Banco Bilbao Vizcaya
     12,000   2.68%, 4/11/05                                    2.68        12,000,000
              BNP Paribas
     10,000   2.61%, 4/11/05                                    2.61        10,000,013
              Branch Banking & Trust
      5,000   2.69%, 4/25/05                                    2.69         5,000,000
              Caylon
     15,000   2.83%, 5/13/05                                    2.83        15,000,000
              Dexia CLF Finance Co.
     13,000   2.61%, 4/01/05 (b)                                2.61        13,000,000
              Landesbank Baden-Wurttemberg
     20,000   2.65%, 4/26/05                                    2.65        20,000,069
              Natexis Banque
     12,000   2.65%, 4/26/05                                    2.65        11,999,958
              Nordea Bank Finland Plc
     15,000   2.84%, 5/13/05                                    2.84        15,000,000
              Regions Bank
     10,000   2.64%, 4/15/05                                    2.64        10,000,000
              Royal Bank Scotland Plc FRN
      7,000   2.78%, 6/20/05                                    2.81         6,999,535
              Svenska Handelsbanken AB
     14,000   2.65%, 4/29/05                                    2.65        14,000,000
              Toronto Dominion Bank
     10,000   2.15%, 4/11/05                                    2.64         9,998,590
              Washington Mutual
     12,000   2.81%, 4/28/05                                    2.81        12,000,000

              Wells Fargo Bank
      7,000   2.77%, 4/29/05                                    2.77         7,000,000
                                                                         --------------
              Total Certificates of Deposit
              (amortized cost $161,998,165)                                161,998,165
                                                                         --------------
              CORPORATE OBLIGATIONS-10.1%
              Centauri Corp. FRN
     10,000   2.79%, 8/25/05 (b)                                2.79        10,000,000
              Chase Bank USA FRN
     18,800   2.72%, 5/11/05                                    2.72        18,800,000
              Dorada Finance, Inc. FRN
     12,000   2.80%, 8/25/05 (b)                                 2.8        12,000,000
              Greenwich Capital Holdings Funding Corp. FRN
     20,000   2.80%, 4/22/05 (b)                                 2.8        20,000,000
              Sigma Finance, Inc. FRN MTN
     10,000   2.76%, 9/23/05 (b)                                2.79         9,998,677
     10,000   2.80%, 8/17/05 (b)                                2.78        10,000,639
              Total Corporate Obligations
              (amortized cost $80,799,316)                                  80,799,316
                                                                         --------------
              TIME DEPOSIT-1.7%
              Societe Generale
     14,000   2.81%, 4/01/05
              (amortized cost $14,000,000)                      2.81        14,000,000
                                                                         --------------
              TOTAL INVESTMENTS - 100.1%
              (amortized cost $803,995,227)                                803,995,227
              Other assets less
              liabilities - (0.1%)                                          (1,097,654)
                                                                         --------------
              NET ASSETS - 100%                                          $ 802,897,573
                                                                         --------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $325,576,588 or 40.6% of net assets.

      Glossary of Terms:

      FRN - Floating Rate Note
      MTN - Medium Term Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT
      -----------       ----------------------

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Capital Reserves

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      Chief Executive Officer

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      Chief Executive Officer

Date: May 27, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: May 27, 2005